SEC. File Nos. 2-83848
               811-3735

                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                 FORM N-1A
                         Registration Statement
                                 Under
                        the Securities Act of 1933
                     Post-Effective Amendment No.  22
                                  and
                         Registration Statement
                                 Under
                     The Investment Company Act of 1940
                         Amendment No.  19

                          THE NEW ECONOMY FUND
            (Exact Name of Registrant as specified in charter)
                          333 South Hope Street
                      Los Angeles, California 90071
                 (Address of principal executive offices)

            Registrant's telephone number, including area code:
                            (213) 486-9200


                            Chad L. Norton
               Capital Research and Management Company
                         333 South Hope Street
                     Los Angeles, California 90071
                (name and address of agent for service)


                              Copies to:
                     MICHAEL  J. FAIRCLOUGH, ESQ.
                         O'Melveny & Myers LLP
                         400 South Hope Street
                     Los Angeles, California  90071
                     (Counsel for the Registrant)

                   Approximate date of proposed public offering:
It is proposed that this filing become effective on February 1, 1999, pursuant to paragraph(a)(1) of rule 485.



The New Economy Fund



Prospectus

FEBRUARY 1, 1999

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR
COMPLETE.   ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE NEW ECONOMY FUND
333 South Hope Street
Los Angeles, CA  90071

TICKER SYMBOL:  ANEFX NEWSPAPER ABBREV.:  NEco FUND NO.: 14

TABLE OF CONTENTS

Risk/Return Summary                         3
Fees and Expenses of the Fund               6
Investment Objectives, Strategies and Risks 7
Important Recent Developments               9
Management and Organization                10
Shareholder Information                    12
Purchase and Exchange of Shares            14
Distribution Arrangements                  17
Financial Highlights                       18

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information area of the global economy.

The fund is suited to investors seeking greater capital appreciation through investments in stocks of issuers based around the world. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. An investment in the fund is subject to risks, including the possibility that its share price and total return may decline in response to certain events, such as changes in the market or general economy. The prices of equity securities held by the fund may be affected by events involving the issuers of those securities.

Investing outside the U.S. can also involve additional risks, such as currency fluctuations or political, social and economic instability.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information illustrates how the fund's results may vary:
Here are the fund's results calculated without a sales charge on a CALENDAR YEAR basis. (If a sales charge were included, results would be lower.)

[begin bar chart]
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998
[end bar chart]

The fund's highest/lowest quarterly results during this time period were:

-   HIGHEST  xx.xx%  (quarter ended xx, 19xx)
-   LOWEST   xx.xx%  (quarter ended xx, 19xx)

For periods ended December 31, 1998:

AVERAGE ANNUAL      THE FUND WITH MAXIMUM          GROWTH FUNDS       S&P 500 3
TOTAL RETURN        SALES CHARGE DEDUCTED 1        INDEX 2

One Year            xx.xx%                         xx.xx%             xx.xx%

Five Years          xx.xx%                         xx.xx%             xx.xx%

Ten Years           xx.xx%                         xx.xx%             xx.xx%

Lifetime 4          xx.xx%                         xx.xx%             xx.xx%



1 THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA THAT WHICH REQUIRES THAT THE MAXIMUM SALES CHARGE OF 5.75% BE DEDUCTED. RESULTS WOULD BE HIGHER IF THEY WERE CALCULATED AT NET ASSET VALUE.

2 THE LIPPERGROWTH FUNDS INDEX TRACKS THE 30 LARGEST GROWTH FUNDS (REPRESENTING ABOUT 56% OF ALL GROWTH FUND ASSETS). THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

3 THE STANDARD & POOR'S 500 INDEX REPRESENTS STOCKS. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

4 THE FUND BEGAN OPERATIONS ON DECEMBER 1, 1983.

These results illustrate the potential fluctuations on the fund's results over shorter periods of time. Past results are not an indication of future results.

FEES AND EXPENSES OF THE FUND

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)



Maximum sales charge imposed on purchases                       5.75% 1
(AS A PERCENTAGE OF OFFERING PRICE)

Maximum sales charge imposed on reinvested dividends            0%

Maximum deferred sales charge                                   0% 2

Redemption or exchange fees                                     0%


1  SALES CHARGES ARE REDUCED OR ELIMINATED FOR LARGER PURHASES.
2 A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES ON CERTAIN REDEMPTIONS MADE WITHIN 12 MONTHS FOLLOWING ANY PURCHASES YOU MADE WITHOUT A SALES CHARGE.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM THE FUND ASSETS)



Management Fees                                            x.xx%

Service (12b-1) Fees                                       x.xx%*

Other Expenses                                             x.xx%


Total Annual Fund Operating Expenses    x.xx%

*12B-1 EXPENSES MAY NOT EXCEED 0.25% OF THE FUND'S AVERAGE NET ASSETS ANNUALLY.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



One Year                                                   $xx

Three Years                                                $xx

Five Years                                                 $xx

Ten Years                                                  $xx

                                                           $xx


INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

The fund seeks to provide you with long-term growth of capital. It invests primarily in stocks of companies in the services and information area of the global economy, although a portion of its assets may be outside these areas. Providing you with current income is a secondary consideration.

The prices of equity securities held by the fund may decline in response to certain events including those directly involving the issuers of these securities, adverse conditions affecting the general economy, or overall market declines. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. Furthermore, the value of non-U.S. securities can decline in response to currency fluctuations, political, social and economic instability, differing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund may also invest in cash and cash equivalents, for example, in response to abnormal market conditions. The extent of the fund's cash position will depend on market conditions, fund purchases and redemptions, and other factors. This may detract from the achievement of the fund's objectives over the short-term or it may protect the fund during a market downturn.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities.

THE FOLLOWING CHART ILLUSTRATES THE ASSET MIX OF THE FUND'S INVESTMENT PORTFOLIO AS OF THE END OF THE FUND'S FISCAL YEAR, NOVEMBER 30, 1998.

Largest Industry Holdings [pie chart]
Ten Largest Individual Holdings [table]
Percent Invested by Country [table]

BECAUSE THE FUND IS ACTIVELY MANAGED, ITS HOLDINGS WILL CHANGE FROM TIME TO
TIME.

IMPORTANT RECENT DEVELOPMENTS

YEAR 2000

The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the fund and its shareholders. However, the fund understands that its key service providers--including the investment adviser and its affiliates--are taking steps to address the issue. In addition, the Year 2000 problem may adversely affect the issuers in which the fund invests. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. The fund and its investment adviser will continue to monitor developments relating to this issue.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Fees and Expenses."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's code of ethics.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The New Economy Fund are listed on the following page.


                                                                 APPROXIMATE YEARS OF EXPERIENCE AS AN
                                                                 INVESTMENT PROFESSIONAL (INCLUDING
                                                                 THE LAST 5 YEARS)

PORTFOLIO              PRIMARY           YEARS OF                WITH CAPITAL              TOTAL YEARS
COUNSELORS FOR         TITLE(S)          EXPERIENCE AS           RESEARCH AND
THE NEW ECONOMY                          PORTFOLIO               MANAGEMENT COMPANY
FUND                                     COUNSELOR FOR           OR AFFILIATES
                                         THE NEW ECONOMY
                                         FUND
                                         (APPROXIMATE)

William R.             Chairman of       15 years (since         29 years                  36 years
Grimsley               the Board         the fund began
                       of the fund;      operations)
                       Senior Vice
                       President
                       and
                       Director,
                       Capital
                       Research and
                       Management
                       Company

Timothy D.             President,        8 years (plus 5         16 years                  16 years
Armour                 Principal         years as a
                       Executive         research
                       Officer           professional
                       and Trustee       prior to becoming
                       of the fund;      a portfolio
                       Chairman of       counselor for the
                       the Board         fund)
                       and Chief
                       Executive
                       Officer,
                       Capital
                       Research
                       Company*

Claudia                Senior Vice       4 years (plus 11        21 years                  23 years
Huntington             President of      years as a
                       the fund;         research
                       Senior Vice       professional
                       President,        prior to becoming
                       Capital           a portfolio
                       Research and      counselor for the
                       Management        fund)
                       Company

James B.               Senior Vice       8 years (plus 2         17 years                  17 years
Lovelace               President of      years as a
                       the fund;         research
                       Senior Vice       professional
                       President,        prior to becoming
                       Capital           a portfolio
                       Research and      counselor for the
                       Management        fund)
                       Company

Gordon Crawford        Senior Vice       5 years (plus 5         28 years                  28 years
                       President         years as a
                       and               research
                       Director,         professional
                       Capital           prior to becoming
                       Research and      a portfolio
                       Management        counselor for the
                       Company           fund)

William C.             Senior            15 years (since         40 years                  46 years
Newton                 Partner, The      the fund began
                       Capital           operations)
                       Group
                       Partners
                       L.P.*


* Company affiliated with Capital Research and Management Company.

SHAREHOLDER INFORMATION

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                   CALL TOLL-FREE FROM ANYWHERE IN THE U.S.
                             (8 a.m. to 8 p.m. ET):
                                  800/421-0180

(Insert Service Center Map)

WESTERN SERVICE CENTER
American Funds Service Company
P.O. Box 2205
Brea, California
92822-2205
Fax:  714/671-7080

WESTERN CENTRAL SERVICE CENTER
American Funds Service Company
P.O. Box 659522
San Antonio, Texas
78265-9522
Fax:  210/474-4050

EASTERN CENTRAL SERVICE CENTER
American Funds Service Company
P.O. Box 6007
Indianapolis, Indiana
46206-6007
Fax:  317/735-6620

EASTERN SERVICE CENTER
American Funds Service Company
P.O. Box 2280
Norfolk, Virginia
23501-2280
Fax:  757/670-4773

A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER ARE DESCRIBED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

You may invest in the fund through various retirement plans. However, some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact your plan administrator/trustee or dealer.

PURCHASE AND EXCHANGE OF SHARES

PURCHASE

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

EXCHANGE

You may exchange your shares into other funds in The American Funds Group generally without a sales charge. Exchange of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.

INVESTMENT MINIMUMS
To establish an account                                     $ 1,000
  For a retirement plan account                             $  250
  For a retirement plan account through payroll deduction   $  25

To add to an account                                        $  50
  For a retirement plan account through payroll deduction   $  25

SHARE PRICE

The fund calculates its share price, also called net asset value, as of 4:00 p.m. New York time which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

Your shares will be purchased at the offering price, or sold at the net asset value, next determined after American Funds Service Company receives and accepts your request. The offering price is the net asset value plus a sales charge, if applicable.

SALES CHARGE

A sales charge may apply to your purchase. Your sales charge may be reduced for larger purchases as indicated below.

                        Sales Charge as a Percentage of

INVESTMENT                           OFFERING       NET            DEALER
                                     PRICE          AMOUNT         CONCESSION
                                                    INVESTED       AS % OF
                                                                   OFFERING
                                                                   PRICE

Less than $50,000                    5.75%          6.10%          5.00%

$50,000 but less than                4.50%          4.71%          3.75%
$100,000

$100,000 but less than               3.50%          3.63%          2.75%
$250,000

$250,000 but less than               2.50%          2.56%          2.00%
$500,000

$500,000 but less $1 million         2.00%          2.04%          1.60%

$1 million or more and               see below      see below      see below
certain other investments
described below


PURCHASES NOT SUBJECT TO SALES CHARGE

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS BY ACCOUNTS THAT INVEST WITH NO INITIAL SALES CHARGE (OTHER THAN EMPLOYER-SPONSORED PLANS), MADE WITHIN ONE YEAR OF PURCHASE. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution and/or by American funds Distributors on investments made with no initial sales charge.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your sales charge. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described in the statement of additional information and "Welcome to the Family."

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. Up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. The 12b-1 fee paid by the fund, as a percentage of average net assets, fund for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of an investment and may cost you more than paying higher initial sales charges.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may provide additional compensation to, or sponsor informational meetings for dealers as described in the statement of additional information.

HOW TO SELL SHARES

Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

-  Shares held for you in your dealer's name must be sold through the dealer.

WRITING TO AMERICAN FUNDS SERVICE COMPANY

-  Requests must be signed by the registered shareholder(s)

-  A signature guarantee is required if the redemption is:

   --- Over $50,000;
   --- Made payable to someone other than the registered shareholder(s); or --- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE(R) OR AMERICAN FUNDSLINE ONLINE(R) :

- Redemptions by telephone or fax (including American FundsLine(r) and American FundsLine OnLine(r)) are limited to $50,000 per shareholder each day

-  Checks must be made payable to the registered shareholder

- Checks must be mailed to an address of record that has been used with the account for at least 10 days

TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE(R), OR AMERICAN FUNDSLINE ONLINE(R)

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fradulent instructions.

DISTRIBUTION ARRANGEMENTS

DIVIDENDS AND DISTRIBUTIONS

The fund intends to pay dividends to you, usually in June and December. Capital gains, if any, are usually distributed in December.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash.

TAX CONSEQUENCES

Dividends and capital gains are taxable whether they are reinvested or received in cash -- unless you are exempt from taxation or entitled to tax deferral. Capital gains may be taxed at different rates depending on the length of time the fund holds its assets.

The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account.

You must provide the fund with a certified correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions. Federal law also requires the fund to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

Please see the statement of additional information, "Welcome to the Family," and your tax adviser for further information.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, are included in the statement of additional information, which is available upon request.


                                                           Year           ended          November      30

                                              --------     ---------      ---------      --------      --------

                                              1998         1997           1996           1995          1994

                                              --------     ---------      ---------      --------      --------

Net Asset Value, Beginning

 of Year                                                   18.5           16.98          14.65         16.47

                                              --------     ---------      ---------      --------      --------



Income from Investment

 Operations:

 Net investment income                                     .12            .14            .20           .17

 Net realized gain and change in

unrealized appreciation on investments                     3.57           2.26           2.99          (.59)

                                              --------     ---------      ---------      --------      --------

Total From Investment Operations                           3.69           2.40           3.19          (.42)

                                              --------     ---------      ---------      --------      --------

Less Distributions:

 Dividends from net investment

  income                                                   (.14)          (.19)          (.18)         (.12)

 Distributions from capital

  gains                                                    (1.13)         (.69)          (.68)         (1.28)

                                              --------     ---------      ---------      --------      --------

   Total distributions                                     (1.27)         (.88)          (.86)         (1.40)

                                              --------     ---------      ---------      --------      --------

Net Asset Value, End of Year                               20.92          18.5           16.98         14.65

                                              ========     =========      =========      ========      ========

Total Return (2)                                           21.64%         15.00%         23.22%          (2.94)%



Ratios/Supplemental Data:

 Net assets, end of year

  (in millions)                                            $4,804         $4,223         $3,523        $2,592

 Ratio of expenses to average

  net assets                                               .81%           .84%           .88%          .85%

 Ratio of net income to

  average net assets                                       .66%           .85%           1.33%         1.25%

 Portfolio turnover rate                                   31.62%         29.54%         27.03%        25.51%



FOR SHAREHOLDER          FOR RETIREMENT PLAN            FOR DEALER

SERVICES                 SERVICES                       SERVICES

American Funds           Call your employer or          American Funds

Service Company          plan administrator             Distributors

800/421-0180 ext.1                                      800/421-9900 ext.11


                    FOR 24-HOUR INFORMATION
American            American Funds
FundsLine(r)        Internet Web site
800/325-3590        http://www.americanfunds.com

Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

OTHER FUND INFORMATION

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

Contains additional information about the fund including financial statements, investments results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent auditors' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more detailed information on all aspects of the fund, including the fund's financial statements.

A current SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The SAI and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

CODE OF ETHICS

Includes a description of the fund's personal investing policy.
To request a free copy of any of the documents above:

Call American Funds    or   Write to the Secretary of the fund
Service Company             333 South Hope Street
800/421-0180 ext. 1         Los Angeles, CA  90071

Investment Company File No.  811-3735





                              THE NEW ECONOMY FUND
                                    PART B
                     STATEMENT OF ADDITIONAL INFORMATION
                               FEBRUARY 1, 1999

   This document is not a prospectus but should be read in conjunction with the current prospectus of The New Economy Fund (the fund or NEF) dated February 1, 1999. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                              THE NEW ECONOMY FUND
                             Attention:  Secretary
                             333 South Hope Street
                             Los Angeles, CA  90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.


                                 TABLE OF CONTENTS

ITEM                                                       PAGE NO.

CERTAIN INVESTMENT LIMITATIONS                             1
DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES2
FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS           5
FUND ORGANIZATION                                          7
FUND TRUSTEES AND OFFICERS                                 8
MANAGEMENT                                                 11
DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES                 14
PURCHASE OF SHARES                                         18
SELLING SHARES                                             24
SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES                26
EXECUTION OF PORTFOLIO TRANSACTIONS                        28
GENERAL INFORMATION                                        28
INVESTMENT RESULTS AND RELATED STATISTICS                  31
DESCRIPTION OF BOND RATINGS                                36
FINANCIAL STATEMENTS                                       ATTACHED


                          CERTAIN INVESTMENT LIMITATIONS

The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

INVESTMENT OBJECTIVE

- Generally, the fund will invest primarily in securities of companies that derive their revenues primarily from operations in the services and information area of the global economy. These could include, for example, companies involved in the areas of telecommunications, computer systems and software, broadcasting and publishing, health care, advertising, leisure, tourism, financial services, distribution and transportation.

- The fund may invest up to 25% of its assets in companies outside the services and information area.

DEBT SECURITIES

- The fund may invest up to 10% of its assets in debt securities rated Baa/BBB or below by Moody's Investors Services, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or in unrated securities that are determined to be of equivalent quality.

NON-U.S. SECURITIES
- The fund may invest up to 40% of its assets in securities of issuers domiciled outside the U.S. and/or in securities denominated in currencies other than the U.S. dollar.

            DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

EQUITY SECURITIES - The fund will invest in equity securities. Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The fund's results will be related to the overall market for these securities. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.


INVESTING IN SMALLER CAPITALIZATION STOCKS - The fund may invest from time to time in the stocks of smaller companies (typically companies with market capitalizations of less than $1.2 billion at the time of purchase). Capital Research and Management Company (the Investment Adviser) believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings thus creating a greater chance of loss than securities or larger capitalization companies.


DEBT SECURITIES - The fund will invest in debt securities. Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general their prices decline when interest rates rise and vice versa.


LOWER RATED DEBT SECURITIES -- The fund may invest up to 10% of its total assets in debt securities rated Baa or BBB or below or in unrated securities that are determined to be of equivalent quality. Securities rated Ba and BB or below or unrated securities determined to be of equivalent quality are commonly known as "high-yield, high-risk" or "junk" bonds and may have characteristics similar to the equity securities eligible for purchase by the fund. The fund's high-yield, high-risk securities may be rated as low as Ca by Moody's or Cc by S&P, which are described by the ratings agencies as "speculative in a high degree; often in default or [having] other marked shortcomings" or "predominantly speculative with repsect to capacity to pay interest and reapy principal in accordiance with terms of the obligation."
CERTAIN RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK BONDS


SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- High-yield, high-risk bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers or issuers whose revenue is very sensitive to economic conditions may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield, high-risk bonds.

PAYMENT EXPECTATIONS -- High-yield, high-risk bonds, like other bonds, may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as it will with all bonds.

LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

   The fund's Investment Adviser attempts to reduce these risks through diversification of the portfolio, by credit analysis of each issuer as well as by monitoring broad economic trends and corporate developments, but there can be no assurance that it will be successful in doing so. The fund's investment policy with respect to investing in high-yield, high risk securities is a "non-fundamental" policy and thus may be changed by the board of directors at any time.

U.S. GOVERNMENT SECURITIES -- Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury. In these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the U.S. Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank Cooperatives, and Federal Intermediate Credit Banks.

CASH AND CASH EQUIVALENTS -- These securities include (1) commercial paper (short-term notes issued by corporations or governmental bodies), (2) commercial bank obligations (E.G. certificates of deposit (interest-bearing time deposits), and bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (3) savings association and bank obligations (E.G. certificates of deposit issued by savings banks or savings associations), (4) securities of the U.S. Government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (5) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. See "Management" below. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the fund may be delayed or limited.

   CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of a currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

Certain provisions of the Internal Revenue Code (the Code) may limit the extent to which the fund may enter into forward contracts. Such transactions may also affect, for U.S. federal income tax purposes, the character and timing of income, gain or loss recognized by the fund.

   INVESTING IN VARIOUS COUNTRIES -- The fund has the ability to invest outside the U.S. Investing outside the U.S. involves special risks, particularly in certain developing countries, caused by, among other things: fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.

   The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may only invest in securities of issuers in developing countries to a limited extent.

   Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.

   RESTRICTED SECURITIES AND LIQUIDITY -- The fund may purchase securities subject to restrictions on resale. All such securities not actively traded outside the U.S. will be considered illiquid unless they have been specifically determined to be liquid under procedures which have been adopted by the fund's board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

   The fund has adopted the following fundamental policies and investment restrictions which may not be changed without a majority vote of its outstanding shares. Such majority is defined by law as the vote of the lesser of (1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities . Investment limitations expressed in the following restrictions as a percentage of assets are considered at the time securities are purchased.
The fund may not:

 1. Invest in securities of another issuer (other than the U.S. or its agencies or instrumentalities), if immediately after and as a result of such investment more than 5% of the value of the total assets of the fund would be invested in the securities of such other issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the fund;

 2. Invest in companies for the purpose of exercising control or management;

 3. Purchase the securities of companies in a particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if thereafter 25% or more of the value of its total assets would consist of securities issued by companies in that industry;

 4. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commissions, is involved, and only if immediately thereafter no more than 10% of the value of the fund's total assets would be invested in such securities;

 5. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;

 6. Buy or sell commodities or commodity contracts in the ordinary course of its business provided, however, that entering into a forward currency contract shall not be prohibited by this restriction;

 7. Invest more than 10% of the value of its total assets in securities which are not readily marketable or engage in the business of underwriting of securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933;

 8. Lend any of its assets; provided, however that investment in government obligations, short-term commercial paper, certificates of deposit and banker's acceptances and publicly traded bonds, debentures, or other debt securities or entering into repurchase agreements, shall not be prohibited by this restriction;

 9. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short;

 10. Purchase securities on margin;

 11. Enter into any repurchase agreement if, as a result, more than 10% of the fund's total assets would be subject to repurchase agreements maturing in more than seven days (see above);

 12. Borrow amounts in excess of 5% of the value of its total assets or issue senior securities; in any event, the fund may borrow only as a temporary measure for extraordinary or emergency purposes and not for investment in securities;

 13. Mortgage, pledge or hypothecate its assets to any extent;

 14. Purchase or retain the securities of any issuer, if those individual officers and trustees of the fund, its investment adviser or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

 15. Invest more than 5% of the value of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

 16. Invest in puts, calls, straddles or spreads, or combinations thereof; nor

 17. Purchase partnership interests in oil, gas, or mineral exploration, drilling or mining ventures.

Further investment policies of the fund include the following: the fund will not invest more than 40% of its assets in securities of issuers outside the U.S. and/or denominated in currencies other than the U.S. dollar; nor will the fund invest more than 5% of the value of the fund's net assets in warrants, valued at the lower of cost or market, with no more than 2% being unlisted on the New York or American Stock Exchanges (warrants acquired by the fund in units or attached to securities may be deemed to be without value for purposes of this restriction).

All percentages relating to the policies and restrictions of the fund are measured at the time the investment is made.

For purposes of investment restriction number 3, the fund will not invest 25% or more of total assets in the securities of issuers in the same industry.

For purposes of investment restriction number 4, the fund may invest in securities of other managed investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees, and to the extent such investments are allowed by an exemptive order granted by the Securities and Exchange Commission.

For purposes of investment restriction number 6, forward currency contracts are not considered commodities or commodities contracts.

                                 FUND ORGANIZATION

The fund, an open-end, diversified management investment company. It was organized as a Massachusetts business trust on December 1, 1983.

All fund operations are supervised by the fund's board of trustees which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in the statement of additional information. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


                           FUND TRUSTEES AND OFFICERS
                     TRUSTEES AND TRUSTEE COMPENSATION


NAME, ADDRESS        POSITION         PRINCIPAL           AGGREGATE               TOTAL                   TOTAL
AND AGE              WITH             OCCUPATION(S)       COMPENSATION            COMPENSATION            NUMBER
                     REGISTRANT       DURING PAST 5       (INCLUDING              (INCLUDING              OF FUND
                                      YEARS               VOLUNTARILY             VOLUNTARILY             BOARDS
                                                          DEFERRED                DEFERRED                ON
                                                          COMPENSATION/1/)        COMPENSATION/1/)        WHICH
                                                          FROM THE FUND           FROM ALL FUNDS          TRUSTEE
                                                          DURING FISCAL           MANAGED BY              SERVES
                                                          YEAR ENDED              CAPITAL RESEARCH        /3/
                                                          11/30/98                AND
                                                                                  MANAGEMENT
                                                                                  COMPANY OR ITS
                                                                                  AFFILIATES/2/
                                                                                  FOR THE YEAR
                                                                                  ENDED 11/30/98

+Timothy D. Armour   President        Chairman and        none/4/                 none/4/                 1
333 South            and              Chief
Hope Street          Trustee          Executive
Los Angeles,                          Officer,
CA 90071                              Capital
                                      Research
Age: 38                               Company;
                                      Director,
                                      Capital
                                      Research and
                                      Management
                                      Company

Richard G. Capen, Jr.   Trustee          Corporate           $XX,XXX                 $XX,XXX                 2
Box 2494                              Director and
Rancho Santa                          author,
Fe, CA                                former United
92067                                 States
Age: 64                               Ambassador to
                                      Spain; former
                                      Vice Chairman
                                      of the Board;
                                      Knight
                                      Ridder, Inc.,
                                      former
                                      Chairman and
                                      Publisher, The Miami Herald

H. Frederick Christie   Trustee          Private             $XX,XXX/3/              $XXX,XXX/4/             18
P.O. Box 144                          Investor;
Palos Verdes                          former
Estates, CA                           President and
90274                                 Chief
Age: 65                               Executive
                                      Officer, The
                                      Mission Group
                                      (non-utility
                                      holding
                                      company,
                                      subsidiary of
                                      Southern
                                      California
                                      Edison Company); former President, Southern California Edison Company


Alan E.              Trustee          Private             $XX,XXX                 $XX,XXX                 2
Clements                              investor;
16 Great                              former
Peter Street                          Executive
London                                Director -
SW1P3JF                               Finance,
England                               Imperial
Age: 70                               Chemical
                                      Industries
                                      PLC

Alan Greenway        Trustee          President,          $XX,XXX                 $XX,XXX                 4
7413 Fairway                          Greenway
Road                                  Associates,
La Jolla, CA                          Inc.
92037                                 (management
Age: 71                               consulting
                                      services)

+William R.          Chairman         Senior Vice         None/5/                 None/5/                 3
Grimsley             of the           President and
P.O. Box 7650        Board            Director,
San                                   Capital
Francisco, CA                         Research and
94120                                 Management
Age: 60                               Company

++Graham             Trustee          Former              None/5/                 None/5/                 2
Holloway                              Chairman of
17309 Club                            the Board,
Hill Drive                            American
Dallas, TX                            Funds
75248                                 Distributors,
Age: 68                               Inc.

Leonade D.           Trustee          Former              $XX,XXX/4/              $XX,XXX/4/              5
Jones                                 Treasurer,
1536 Los                              The
Montes Drive                          Washington
Burlingame,                           Post Company
CA 94010
Age: 50

William H.           Trustee          President,          $XX,XXX/3/              $XX,XXX/4/              4
Kling                                 Minnesota
2619 Lake of                          Public Radio;
the Isles                             President,
Parkway East                          Greenspring
St. Paul, MN                          Co.; former
55408                                 President,
Age: 56                               American
                                      Public Radio
                                      (now Public
                                      Radio
                                      International)

Norman R.            Trustee          Managing            $XX,XXX                 $XX,XXX                 2
Weldon                                Director,
7026 Timbers                          Partisan
Drive                                 Management
Evergreen, CO                         Group, Inc;
80439                                 Chairman of
Age: 64                               the Board,
                                      Novoste
                                      Corporation;
                                      Director,
                                      Enable
                                      Medical;
                                      former
                                      President and
                                      Director, Corvita
                                      Corporation

Patricia K. Woolf    Trustee          Private             $XX,XXX                 $XX,XXX                 5
506 Quaker                            investor;
Road                                  Lecturer,
Princeton, NJ                         Department
08540                                 of Molecular
Age: 64                               Biology,
                                      Princeton
                                      University;
                                      Corporate
                                      Director




    + "Interested Persons" of the fund within the meaning of the Investment Company Act of 1940 (the 1940 Act) on the basis of their affiliation with the fund's Investment Adviser or the parent company of theInvestment Adviser, The Capital Group Companies, Inc.

     /1/ Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more of the funds in The American Funds Group as designated by the Trustee.

     /2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America. Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (501(c)(3) organization); (ii) any trust, the present or future beneficiary of which is a 501(c)(3) organization; and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization.

 /3/ Includes funds managed by Capital Research and Management Company.

 /4/ Since the plan's adoption, the total amounts of deferred compensation accrued by the fund (plus earnings thereon) for participating Trustees are as follows: H. Frederick Christie ($XX,XXX); Leonade D. Jones ($XX,XXX); and William H. Kling ($XX,XXX). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustee.

 /5/ Timothy D. Armour, William R. Grimsley and Graham Holloway are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.


                                  OFFICERS


NAME AND ADDRESS         AGE       POSITION(S)         PRINCIPAL OCCUPATION(S)
                                   HELD WITH           DURING PAST 5 YEARS
                                   REGISTRANT

William R. Grimsley      59
(see above)

Timothy D. Armour        37
(see above)

Claudia P.               45        Senior Vice         Senior Vice President,
Huntington                         President           Capital Research and
333 South Hope                                         Management Company
Street Los Angeles,
CA  90071

Vincent P. Corti         41        Vice President      Vice President -- Fund
333 South Hope                                         Business Management Group, Capital Research
Street Los Angeles,                                    and Management Company.
CA  90071

Ulrich A. Volk                     Vice President      Vice President, Capital
25 Bedford Street                                      Research Company
London, England
WC2E 9HN

Chad L. Norton           37        Secretary           Vice President -- Fund
333 South Hope                                         Business Management
Street Los Angeles,                                    Group, Capital Research
CA  90071                                              and Management Company

Robert P. Simmer         36        Treasurer           Vice President -- Fund
5300 Robin Hood                                        Business Management
Road Norfolk, VA                                       Group, Capital Research
2351                                                   and Management Company



   All of the officers listed also are officers or employees of the Investment Adviser or affiliated companies. No compensation is paid by the fund to any officer or Trustee who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays fees of $9,000 per annum to Trustees who are not affiliated with the Investment Adviser, plus $1,000 for each Board of Trustees meeting attended, plus $500 for each meeting attended as a member of a committee of the Board of Trustees. No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser.
As of January 1, 1999 the officers and Trustees of the fund and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the fund.

                                   MANAGEMENT

INVESTMENT ADVISER -- The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

The Investment Adviser is responsible for more than $175 billion of stocks, bonds and money market instruments and serves over eight million investors of all types. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service Agreement (the Agreement) between the fund and the Investment Adviser will continue in effect until November 30, 1999, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (1) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (2) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, clerical and bookkeeping functions of the fund and provides suitable office space, small office equipment and utilities, and general purpose accounting forms, supplies, and postage used at the office of the fund relating to the services furnished by the Investment Adviser. Subject to the expense agreement described below, the fund will pay all expenses not expressly assumed by the Investment Adviser, including, but not limited to, registration and filing fees with federal and state agencies; blue sky expenses; expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer, and redemption of its shares; expenses pursuant to the fund's Plan of Distribution (described below); custodian fees; printing and preparation of registration statements; taxes; compensation, compensation and expenses paid to Trustees unaffiliated with the Investment Adviser; association dues; and costs of stationery, forms and certificates prepared exclusively for the fund.

As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the lower of the annual rates of 0.60% on the first $300 million of the fund's net assets, 0.48% on assets over $300 million to $750 million, 0.45% on assets over $750 million to $1.25 billion, and 0.42% on assets over $1.25 billion; OR 0.58% on the first $500 million of the fund's net assets, 0.48% on assets from $500 million to $1 billion, 0.44% on assets from $1 billion to $1.5 billion, 0.41% on assets from $1.5 billion to $2.5 billion, 0.39% on assets from $2.5 billion to $4 billion, 0.38% on assets from $4 billion to $6.5 billion, and 0.375% on assets over $6.5 billion. The latter fee schedule provides for lower fees when net assets exceed $3 billion.

The Agreement provides for an advisory fee reduction by any amount necessary to assure that the fund's annual ordinary net operating expenses do not exceed applicable expense limitations in any state in which the fund's shares are being offered for sale. Only one state (California) continues to impose expense limitations on funds registered for sale therein. The California provision currently limits annual expenses to the sum of 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million and 1 1/2% of the remaining average net assets. Rule 12b-1 distribution plan expenses are excluded from this limit. Other expenses which are not subject to this limitation are interest, taxes, and extraordinary items such as litigation. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

   During the fiscal years ended November 30, 1998, 1997 and 1996, the Investment Adviser's total fees amounted to $XX,XXX,XXX, $18,971,000, and $17,016,000, respectively.

   PRINCIPAL UNDERWRITER -- American Funds Distributors, Inc. (the Principal Underwriter) is the Principal Underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 8000 IH-10 West, San Antonio, TX 78230, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240 and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted a Plan of Distribution (the
Plan), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares during the fiscal year ended November 30, 1998 amounted to $X,XXX,XXX after allowance of $8,007,000 to dealers. During the fiscal years ended November 30, 1997 and 1996 the Principal Underwriter retained $1,605,000 and $2,388,000 respectively.

As required by rule 12b-1, the Plan (together with the Principal Underwriting Agreement) has been approved by a majority of the entire Board of Trustees, and separately by a majority of the Trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the fund. The officers and Trustees who are "interested persons" of the fund may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plan to the fund include improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the fund is committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plan.
The Plan is reviewed quarterly and must be renewed annually by the Board of Trustees.

   Under the Plan the fund may expend up to 0.25% of its average net assets annually to finance any activity primarily intended to result in the sale of fund shares provided the fund's Board of Trustees has approved the category of expenses for which payment is being made. These include service fees for qualified dealers and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan, purchases by any defined contribution plan qualified under Section 401(a) of the Code including a 401 (k) plan with 100 or more eligible employees) or a community foundation.

   Commissions on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, commissions are not recoverable. During the fiscal year ended November 30 , 1998, the fund paid or accrued $XX,XXX,XXX under the Plan as compensation to dealers.

The Glass-Stegall Act and other applicable laws, among other things, generally prohibit commercial banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries of affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer adverse financial consequences as a result of any of these occurrences.

In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

The fund intends to meet all the requirements and has elected the tax status of a "regulated investment company" under the provisions of Subchapter M of the Code. Under Subchapter M, if the fund distributes within specified times at least 90% of the sum of its investment company taxable income, it will be taxed only on that portion of such investment company taxable income that it retains.

   To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, currencies or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the fund's total assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, but such other securities must be limited, in respect of any one issuer, to an amount not greater than 5% of the fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.
   Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (1) 98% of ordinary income for the calendar year, (2) 98% of capital gains (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (3) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (a) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax for the year. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.

The amount of any realized gain or loss on closing out a forward currency contract such as a forward commitment for the purchase or sale of foreign currency will generally result in a realized capital gain or loss for tax purposes. Under Code Section 1256, forward currency contracts held by the fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Code Section 988 may also apply to forward currency contracts. Under Section 988, each foreign currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The fund will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

   The fund also intends to continue distributing to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. A capital gain distribution, whether paid in cash or reinvested in shares, is taxable to shareholders as long-term capital gains, regardless of the length of time a shareholder has held the shares or whether such gain was realized by the fund before the shareholder acquired such shares and was reflected in the price paid for the shares.

Except for transactions the fund has identified as hedging transactions, the fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on forward currency contracts as of the end of the year as well as those actually realized during the year. Sales of forward currency contracts which are intended to hedge against a change in the value of securities or currencies held by the fund may affect the holding period of such securities or currencies and, consequently, the nature of the gain or loss on such securities or currencies upon disposition.

It is anticipated that any net gain realized from the closing out of forward currency contracts will be considered gain from the sale of securities or currencies and therefore be qualifying income for purposes of the 90% of gross income from qualified sources requirement, as discussed above.

The fund will distribute to shareholders annually any net long-term capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the fund's fiscal year) on forward currency contract transactions. Such distributions will be combined with distributions of capital gains realized on the fund's other investments.

   Dividends generally are taxable to shareholders at the time they are paid. However, dividends declared in October, November and December and made payable to shareholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that the fund pays the dividend no later than January of the following year.

   If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, or the shareholder does not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, the shareholder's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

Corporate shareholders of the fund may be eligible for the dividends-received deduction on the dividends (excluding the net capital gain distributions) paid by the fund to the extent the fund's income is derived from dividends (which if received directly would qualify for such deduction) received from domestic corporations. In order to qualify for the dividends-received deduction, a corporate shareholder must hold the fund shares paying the dividends upon which the deduction is based for at least 46 days.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of a fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

   Under the Code, distributions of net investment income by the fund to a shareholder who, as to the U.S., is a nonresident alien individual, foreign trust or estate, non-U.S. corporation, or non-U.S. partnership (a non-U.S. shareholder) will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the fund to a non-U.S. shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents, or domestic corporations will apply. However, if the distribution is effectively connected with the conduct of the non-U.S. shareholder's trade or business within the U.S., the distribution would be included in the net income of the shareholder and subject to U.S. income tax at the applicable marginal rate. Distributions of net long-term capital gains are not subject to tax withholding, but if the non-U.S. shareholder was an individual who was physically present in the U.S. during the tax year for more than 182 days and such shareholder is nonetheless treated as a nonresident alien, the distributions would be subject to a 30% tax.

   The fund may be required to pay withholding and other taxes imposed by foreign countries generally at rates from 10% to 40% on the fund's income subject to tax in such countries, which would reduce the fund's investment income. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. While the fund expects to invest less than 50% of its assets outside the U.S. under current market conditions, if more than 50% in value of the fund's total assets at the close of its taxable year consists of securities of foreign issuers, the fund will be eligible to file elections with the Internal Revenue Service pursuant to which shareholders of the fund will be required to include their respective pro rata portions of such withholding taxes in their federal income tax returns as gross income, treat such amounts as foreign taxes paid by them, and deduct such amounts in computing their taxable incomes or, alternatively, use them as foreign tax credits against their federal income taxes. In any year the fund makes such an election, shareholders will be notified as to the amount of foreign withholding and other taxes paid by the fund.

   As of the date of this statement of additional information, the maximum federal individual stated tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains on assets held more than one year is 20%, and the maximum corporate tax applicable to ordinary income and net capital gain is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional income tax liability up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay and additional amount of tax up to $100,000. Naturally, the amount of tax payable by a taxpayer will be affected by a combination of tax law rules covering, E.G., deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish and contribute to an Individual Retirement Account (IRA) each year (prior to the tax return filing deadline for that year) whereby earnings on investments are tax-deferred. The maximum amount that an individual may contribute to all IRAs (deductible, nondeductible and Roth IRAs) per year is the lesser of $2,000 or theindividual's compensation for the year. In addition, in some cases, the IRA contribution itself may be deductible.

The foregoing is limited to a summary discussion of federal taxation and should not be viewed as a comprehensive discussion of all provisions of the Code relevant to investors. Dividends and capital gain distributions may also be subject to state or local taxes. Shareholders should consult their own tax advisers for additional details as to their particular tax status.


                               PURCHASE OF SHARES

METHOD          INITIAL INVESTMENT          ADDITIONAL INVESTMENTS

                See "Investment             $50 minimum (except where a
                Minimums and Fund           lower minimum is noted under
                Numbers" for initial        "Investment Minimums and Fund
                investment minimums.        Numbers").

By              Visit any investment        Mail directly to your
contacting      dealer who is               investment dealer's address
your            registered in the           printed on your account
investment      state where the             statement.
dealer          purchase is
                made and who has a
                sales agreement with
                American Funds
                Distributors.

By mail         Make your check             Fill out the account
                payable to the fund         additions form at the bottom
                and mail to the             of a recent account
                address indicated on        statement, make your check
                the account                 payable to the fund, write
                application.  Please        your account number on your
                indicate an investment      check, and mail the check and
                dealer on the account       form in the envelope provided
                application.                with your account statement.

By              Please contact your         Complete the "Investments by
telephone       investment dealer to        Phone" section on the account
                open account, then          application or American
                follow the procedures       FundsLink Authorization Form.
                for additional              Once you establish the
                investments.                privilege, you, your
                                            financial advisor or any
                                            person with your account
                                            information can call American
                                            FundsLine(r) and make
                                            investments by telephone
                                            (subject to conditions noted
                                            in "Shareholder Account
                                            Services and Privileges -
                                            Telephone and Computer
                                            Purchases, Redemptions and
                                            Exchanges" below).

By computer     Please contact your         Complete the American
                investment dealer to        FundsLink Authorization Form.
                open account, then          Once you establish the
                follow the procedures       privilege, you, your financial
                for additional              adviser or any person with
                investments.                your account information may
                                            access American FundsLine
                                            OnLine(r) on the Internet and
                                            make investments by computer
                                            (subject to conditions noted
                                            in "Shareholder Account
                                            Services and Privileges -
                                            Telephone and Computer
                                            Purchases, Redemptions and
                                            Exchanges" below).

By wire         Call 800/421-0180 to        Your bank should wire your
                obtain your account         additional investments in the
                number(s), if               same manner as described
                necessary.  Please          under "Initial Investment."
                indicate an investment
                dealer on the account.
                Instruct your bank to
                wire funds to:
                Wells Fargo Bank
                155 Fifth Street, 6th
                Floor
                San Francisco, CA
                94106
                (ABA #121000248)
                For credit to the
                account of:
                American Funds Service
                Company
                a/c #4600-076178
                (fund name)
                (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO
REJECT ANY PURCHASE ORDER.


INVESTMENT MINIMUMS AND FUND NUMBERS -- Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(r) (see description below):

FUND                                         MINIMUM                 FUND
                                             INITIAL                 NUMBER
                                             INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP Fund(r)                                $1,000                  02

American Balanced Fund(r)                    500                     11

American Mutual Fund(r)                      250                     03

Capital Income Builder(r)                    1,000                   12

Capital World Growth and Income              1,000                   33
Fund(sm)

EuroPacific Growth Fund(r)                   250                     16

Fundamental Investors(sm)                    250                     10

The Growth Fund of America(r)                1,000                   05

The Income Fund of America(r)                1,000                   06

The Investment Company of America(r)         250                     04

The New Economy Fund(r)                      1,000                   14

New Perspective Fund(r)                      250                     07

SMALLCAP World Fund(r)                       1,000                   35

Washington Mutual Investors Fund(sm)         250                     01

BOND FUNDS

American High-Income Municipal Bond          1,000                   40
Fund(r)

American High-Income Trust(sm)               1,000                   21

The Bond Fund of America(sm)                 1,000                   08

Capital World Bond Fund(r)                   1,000                   31

Intermediate Bond Fund of                    1,000                   23
America(sm)

Limited Term Tax-Exempt Bond Fund of         1,000                   43
America(sm)

The Tax-Exempt Bond Fund of                  1,000                   19
America(r)

The Tax-Exempt Fund of                       1,000                   20
California(r)*

The Tax-Exempt Fund of Maryland(r)*          1,000                   24

The Tax-Exempt Fund of Virginia(r)*          1,000                   25

U.S. Government Securities Fund(sm)          1,000                   22

MONEY MARKET FUNDS

The Cash Management Trust of                 2,500                   09
America(r)

The Tax-Exempt Money Fund of                 2,500                   39
America(sm)

The U.S. Treasury Money Fund of America(sm)   2,500                   49

___________
*Available only in certain states.



For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for IRAs. Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).

SALES CHARGES -- The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE                  SALES CHARGE AS               DEALER
AT THE OFFERING PRICE               PERCENTAGE OF THE:            CONCESSION
                                                                  AS PERCENTAGE
                                                                  OF THE
                                                                  OFFERING
                                                                  PRICE

                                    NET AMOUNT     OFFERING
                                    INVESTED       PRICE

STOCK AND STOCK/BOND FUNDS

Less than $50,000                   6.10%          5.75%          5.00%

$50,000 but less than               4.71           4.50           3.75
$100,000

BOND FUNDS

Less than $25,000                   4.99           4.75           4.00

$25,000 but less than               4.71           4.50           3.75
$50,000

$50,000 but less than               4.17           4.00           3.25
$100,000

STOCK, STOCK/BOND, AND BOND
FUNDS

$100,000 but less than              3.63           3.50           2.75
$250,000

$250,000 but less than              2.56           2.50           2.00
$500,000

$500,000 but less than              2.04           2.00           1.60
$1,000,000

$1,000,000 or more                  none           none           (see below)


   PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A contingent deferred sales charge may be imposed on certain redemptions by these accounts made within one year of purchase. Investments by retirement plans, foundations or endowments with $50 million or more in assets, and employer-sponsored defined contribution-type plans with 100 or more eligible employees may be made with no sales charge and are not subject to a contingent deferred sales charge.

   In addition, the stock, stock/bond and bond funds may sell shares at net asset value to:

 (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more;

(5) insurance company separate accounts;

(6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.


   DEALER COMMISSIONS -- Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Code including a "401(k)" plan with 100 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $50 million or more: 1.00% on amounts of $1 million to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value.

   OTHER COMPENSATION TO DEALERS -- American Funds Distributors, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. The American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

   Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

   REDUCING YOUR SALES CHARGE -- You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

   STATEMENT OF INTENTION --    You may enter into a non-binding commitment to
purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $50,000 or more made within a 13-month period subject to the following statement of intention (the Statement) terms. The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the American Funds Service Company (the Transfer Agent). All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases. Existing holdings eligible for rights of accumulation (see the account application) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

   When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

AGGREGATION -- Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if (I) all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals or (ii) these individuals are making gifts to other individuals or charities. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above or
(2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

   CONCURRENT PURCHASES - You may combine purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds.
Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

   RIGHT OF ACCUMULATION - You may take into account the current value of your existing holdings in The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. Direct purchases of the money market funds are excluded.

   PRICE OF SHARES --   Shares are purchased at the offering price next
determined after the purchase order is received by the fund or American Funds Service Company; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the American Funds Distributors prior to its close of business. In the case of orders sent directly to the fund or American Funds Service Company, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to American Funds Distributors. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. The prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.

   The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York Time) each day the New York Stock Exchange is
open as set forth below.    The New York Stock Exchange is currently closed on
weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The net asset value per share is determined as follows:

1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;

2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the Board of Trustees.

                                  SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. You may sell (redeem) shares in your account in any of the following ways:


 THROUGH YOUR DEALER (certain charges may apply)
- Shares held for you in your dealer's street name must be sold through the dealer.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY
 - Requests must be signed by the registered shareholder(s)
 - A signature guarantee is required if the redemption is:
  -- Over $50,000;
  -- Made payable to someone other than the registered shareholder(s); or -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution.
- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.
  - You must include any shares you wish to sell that are in certificate form.

TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE(R) OR AMERICAN FUNDSLINE ONLINE(R)

 - Redemptions by telephone or fax (including American FundsLine(r) and American FundsLine OnLine(r)) are limited to $50,000 per shareholder each day.
  - Checks must be made payable to the registered shareholder(s).
  - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

  MONEY MARKET FUNDS

  - You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.
  - You may establish check writing privileges (use the money market funds application)
  -- If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

   Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

   The fund may, with 60 days' written notice, close your account if due to a sale of shares the account has a value of less than the minimum required initial investment.

   You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service
Company.

   CONTINGENT DEFERRED SALES CHARGE -- A contingent deferred sales charge of 1% applies to certain redemptions from funds other than the money market funds made within twelve months of purchase on investments of $1 million or more (other than redemptions by employer-sponsored retirement plans).. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 591/2; for tax-free returns of excess contributions to IRAs; and for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN -- The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares at the offering price on or about the dates you select. Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and shareholders will receive a confirmation statement at least quarterly. Participation in the plan will begin within 30 days after receipt of the account application. If the shareholder's bank account cannot be charged due to insufficient funds, a stop-payment order or closing of the account, the plan may be terminated and the related investment reversed. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.

   CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- You may cross-reinvest dividends and capital gains ("distributions") into any other fund in The American Funds Group at net asset value, subject to the following conditions:

 a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

 b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

 c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distribution must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE -- You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

You may exchange shares by writing to the Transfer Agent (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine(r) or American FundsLine Online(r) (see "American FundsLine(r) and American FundsLine Online(r)" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

AUTOMATIC EXCHANGES --You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the receiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

AUTOMATIC WITHDRAWALS -- Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

AMERICAN FUNDSLINE(R) AND AMERICAN FUNDSLINE ONLINE(R) -- You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(r) and American FundsLine Online(r). To use this service, call 800/325-3590 from a TouchTone(tm) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine(r) and American FundsLine Online(r) are subject to the conditions noted above and in "Shareholder Account Services and Privileges --Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone or computer (including American FundsLine(r) or American FundsLine Online(r)), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by writing to American Funds Service Company.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

Orders for the fund's portfolio securities transactions are placed by the Investment Adviser. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. When circumstances relating to a proposed transaction indicate that a particular broker (either directly or through their correspondent clearing agents) is in a position to obtain the best price and execution, the order is placed with that broker. This may or may not be a broker who has provided investment research, statistical, or other related services to the Investment Adviser or has sold shares of the fund or other funds served by the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.

   Brokerage commissions paid on portfolio transactions for the fiscal years ended November 30, 1998, 1997 and 1996 amounted to $X,XXX,XXX, $3,337,000 and $2,495,000 respectively.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02101, as Custodian. Non-U.S. securities may be held by the Custodian pursuant to sub-custodial arrangements in non-U.S. banks or foreign branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $4,253,000 for the fiscal year ended November 30, 1997.

INDEPENDENT AUDITORS -- Deloitte & Touche LLP, 1000 Wilshire Boulevard, 15th Floor, Los Angeles, CA 90017, have served as the fund's independent auditors since its inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP given on the authority of said firm as experts in auditing and accounting.

REPORTS TO SHAREHOLDERS -- The fund's fiscal year ends on November 30. Shareholders are provided at least semi-annually with reports showing the investment portfolio, financial statements and other information. The financial statements are audited annually by the fund's independent auditors, Deloitte & Touche LLP, whose selection is determined annually by the Board of Trustees. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of shareholder reports. To receive additional copies of a report, shareholders should contact the Transfer Agent.

   YEAR 2000 - The fund and its shareholders depend on the proper functioning of computer systems maintained by the Investment Adviser and its affiliates and other key service providers. Many computer systems in use today will require reprogramming or replacement prior to the year 2000 because of the way they store dates and make date-related calculations. The fund understands that these service providers are taking steps to address the "Year 2000 problem". However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the fund. In addition, the fund's investments could be adversely affected by the Year 2000 problem. For example, the markets for securities in which the fund invests could experience settlement problems and liquidity issues. Corporate and governmental data processing errors may cause losses for individual companies and overall economic uncertainties. Earnings of individual issuers are likely to be affected by the costs of addressing the problem, which may be substantial and may be reported inconsistently.

PERSONAL INVESTING POLICY -- The Investment Adviser and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts where the fund was organized and California where the fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts, omissions, obligations or affairs of the fund and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the fund or Trustees. The Declaration of Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of the fund and also provides for the fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the Trustees, officers, employees or agents of the fund are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

   SHAREHOLDER VOTING RIGHTS --   The fund does not hold annual meetings of
shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders holding a majority of the votes entitled to be cast thereon, may remove any trustee or trustees from office any may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees.. The fund has made an undertaking, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of trustees, as though the fund were a common-law trust. Accordingly, the trustees of the fund shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
MAXIMUM OFFERING PRICE PER SHARE -- NOVEMBER 30, 1998



Net asset value and redemption price per share           $XX.XX
(Net assets divided by shares outstanding)

Maximum offering price per share (100/94.25 of           $XX.XX
per share net asset value, which takes into
account the fund's current maximum sales load)



                   INVESTMENT RESULTS AND RELATED STATISTICS

   The fund's yield is 0.XX% based on a 30-day (or one month) period ended November 30, 1998, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                           YIELD = 2[(a-b/cd+1)/6/-1]

 Where: a =  dividends and interest earned during the period.

  b = expenses accrued for the period (net of reimbursements).

  c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

  d = the maximum offering price per share on the last day of the period.

   The fund's one-year total return and average annual total returns over the past five- and ten-year periods as of November 30, 1998 were XX.XX%, XX.XX% and XX.XX%, respectively. The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission:
P(1+T)/n/  = ERV.

To calculate total return, an initial investment is divided by the public offering price (which includes the sales charge) as of the first day of the period in order to determine the initial number of shares purchased. Subsequent dividends and capital gain distributions are reinvested at net asset value on the reinvestment date determined by the Board of Trustees. The sum of the initial shares purchased and shares acquired through reinvestment is multiplied by the net asset value per share as of the end of the period in order to determine ending value. The difference between the ending and the initial investment value divided by the initial investment converted to a percentage equals total return. The resulting percentage indicates the positive or negative investment results that an investor would have experienced from reinvested dividends and capital gain distributions and changes in share price during the periods. Total return may be calculated for one-year, five-years, ten-years and for other periods. The average annual total return over periods greater than one year may also be computed by utilizing ending values as determined above.

The following assumptions will be reflected in computations made in accordance with the formulas stated above: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated.

The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.

   The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as The Dow Jones Average of 30 Industrial Stocks and The Standard and Poor's 500 Stock Composite Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Fudns Group for purposes of illustrating investment strategies involving multiple funds.

The fund may refer to results compiled by organizations such as CDA Investment Technologies, Ibbottson Associates, Lipper Analytical Services, Morningstar, Inc., Wiesenberger Investment Companies Services and the U.S. Department of Commerce. Additionally, the fund may, from time to time, refer to results published in various periodicals, including BARRON'S, FORBES, FORTUNE, INSTITUTIONAL INVESTOR, KIPLINGER'S PERSONAL FINANCE MAGAZINE, MONEY, U.S. NEWS AND WORLD REPORT and THE WALL STREET JOURNAL.

   The fund may, from time to time, compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, shelter, and fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

The fund may, from time to time, illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The investment results set forth below were calculated as described in the fund's prospectus. The fund's results will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses of the fund, so that any investment results reported by the fund should not be considered representative of what an investment in the fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing the fund's investment results with those published for other mutual funds, other investment vehicles and unmanaged indices. The fund's results also should be considered relative to the risks associated with the fund's investment objective and policies.

                       NEF VS. VARIOUS UNMANAGED INDICES


 Period                   NEF       S&P 500/1/      DJIA/2/      NYSE/3/

12/1/83 - 11/30/98        +XXX%       +XXX%         +XXX%        +XXX%


   /1/ The Standard and Poor's 500 Stock Index is comprised of industrial, transportation, public utilities and financial stocks, and represents a large portion of the value of issues traded on the New York Stock Exchange. Selected issues traded on the American Stock Exchange are also included.

    /2/ The Dow Jones Average of 30 Industrial Stocks is comprised of 30 industrial companies such as General Motors and General Electric.

     /3/ Index is a capitalization weighted index of all The New York Stock Exchange Composite common stocks listed on the exchange.



       IF YOU ARE CONSIDERING NEF FOR AN INDIVIDUAL RETIREMENT ACCOUNT...


Here's how much you would have if you had invested $2,000 a year in NEF:

2 Years             5 Years           7 Years             10 Years
(12/1/96-           (12/1/93 -        (12/1/91-           (12/1/88-
11/30/98)           11/30/98)         11/30/98)           11/30/98)
$X,XXX              $XX,XXX           $XX,XXX             $XX,XXX



            SEE THE DIFFERENCE TIME CAN MAKE IN AN INVESTMENT PROGRAM:

If you had invested       Periods              ...and taken all
$10,000 in NEF            12/1-11/30           distributions in
this many years...                             shares, your investment
Number                                         would have been worth
of Years                                       this much at November
                                               30, 1998:
                                               Value ($)

1                         1997  -  1998        XX,XXX

2                         1996  - 1998         XX,XXX

3                         1995  - 1998         XX,XXX

4                         1994  - 1998         XX,XXX

5                         1993 - 1998          XX,XXX

6                         1992  - 1998         XX,XXX

7                         1991  - 1998         XX,XXX

8                         1990  - 1998         XX,XXX

9                         1989  - 1998         XX,XXX

10                        1988  - 1998         XX,XXX

11                        1987  - 1998         XX,XXX

12                        1986  - 1998         XX,XXX

13                        1985  - 1998         XX,XXX

14                        1984  - 1998         XX,XXX

15                        1983 - 1998          XX,XXX





Illustration of a $10,000 investment in NEF with dividends reinvested and capital gain distributions taken in shares
(For the lifetime of the fund, December 1, 1983 through November 30, 1998)


               COST OF SHARES                                   VALUE OF SHARES

Fiscal         Annual       Total            Investment     From          From               Dividends       Total
Year End       Dividends    Dividends        Cost           Initial       Capital Gains      Reinvested      Value
11/30                       (cumulative)                    Investment    Reinvested

1984           $--          $--              $10,000        $9,485        $--                $--             $9,485

1985           199          199              10,199         12,864        --                 280             13,144

1986           140          339              10,339         14,560        913                477             15,950

1987           367          706              10,706         12,761        1,586              746             15,093

1988           315          1,021            11,021         14,396        2,858              1,208           18,462

1989           421          1,442            11,442         18,159        5,042              2,068           25,269

1990           566          2,008            12,008         13,462        6,417              2,007           21,886

1991           589          2,597            12,597         15,076        8,427              2,910           26,413

1992           328          2,925            12,925         18,091        10,676             3,874           32,641

1993           189          3,114            13,114         22,617        14,934             5,080           42,631

1994           307          3,421            13,421         20,124        16,436             4,816           41,376

1995           517          3,938            13,938         23,324        21,446             6,214           50,984

1996           578          4,516            14,516         25,412        25,793             7,426           58,631

1997           455          4,971            14,971         28,736        33,632             8,949           71,317

1998           XXX          X,XXX            XX,XXX         XX,XXX        XX,XXX             X,XXX           XX,XXX


 The dollar amount of capital gain distributions during the period was $XX,XXX


                          DESCRIPTION OF BOND RATINGS
                           CORPORATE DEBT SECURITIES

MOODY'S INVESTORS SERVICE, INC. rates the long-term debt securities issued by various entities from "Aaa" to "C".

"AA -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

"AA -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

"A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

"BAA -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

"BA -- Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position."

"B -- Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

"CAA -- Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

"CA -- Speculative in a high degree; often in default or have other marked shortcomings."

"C -- Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."

STANDARD & POOR'S CORPORATION rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality.

"AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong."

"AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree."

"A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

"BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

"BB, B, CCC, CC, C -- Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

"C1 -- Reserved for income bonds on which no interest is being paid."

"D -- In default and payment of interest and/or repayment of principal is in arrears."~

                              PART C
                       OTHER INFORMATION

                     THE NEW ECONOMY FUND

ITEM 23. EXHIBITS

(a) Previously filed (see Post-Effective Amendment No. 21 filed January 30,
1998).
(b) Previously filed (see Post-Effective Amendment No. 21 filed January 30,
1998).
(c) Previously filed (see Post-Effective Amendment No. 21 filed January 30,
1998).
(d) Previously filed (see Post-Effective Amendment No. 21 filed January 30,
1998).
(e) Previously filed (see Post-Effective Amendment No. 21 filed January 30,
1998).
(f) None.
(g) Previously filed (see Post-Effective Amendment No. 21 filed January 30,
1998).
(h) None.
(i) Not applicable to this filing.
(j) Consent of Independent Auditors - to be filed by amendment.
(k) None.
(l) Previously filed (see Post-Effective Amendment No. 21 filed January 30,
1998).
(m) Previously filed (see Post-Effective Amendment No. 21 filed January 30,
1998).
(n) EX-27 Financial data schedule (EDGAR).
(o) None.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  None.

ITEM 25. INDEMNIFICATION.

Registrant is a joint-insured under investment advisor/mutual fund errors and omissions policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

 Article VI of the Trust's By-Laws states:

     (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgement, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the the Trust, and, with repsect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

    (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances ofthe case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

 (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; and any determinations so made shall be conclusive.

 (e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested trustees or independent legal counsel.

 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

 (h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

 (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the Act) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  None.

ITEM 29. PRINCIPAL UNDERWRITERS.

(a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                                                         (2)                (3)

                  NAME AND PRINCIPAL                          POSITIONS AND OFFICES            POSITIONS AND OFFICES
                  BUSINESS ADDRESS                            WITH UNDERWRITER                 WITH REGISTRANT

                  David L. Abzug                              Regional Vice President          None

                  27304 Park Vista Road
            Agoura Hills, CA 91301



                  John A. Agar                                Vice President                   None
            1501 N. University, Suite 227A
            Little Rock, AR 72207



                  Robert B. Aprison                           Vice President                   None

                  2983 Bryn Wood Drive

                  Madison, WI  53711



L               William W. Bagnard                          Vice President                   None



                  Steven L. Barnes                            Senior Vice President            None

                  5400 Mount Meeker Road

                  Boulder, CO 80301



B               Carl R. Bauer                               Assistant Vice President         None

                  Michelle A. Bergeron                        Senior Vice President            None
            4160 Gateswalk Drive
            Smyrna, GA 30080



                  Joseph T. Blair                             Senior Vice President            None

                  27 Drumlin Road

                  West Simsbury, CT  06092



                  John A. Blanchard                           Vice President                   None

                  6421 Aberdeen Road

                  Mission Hills, KS 66208



                  Ian B. Bodell                               Senior Vice President            None

                  P.O. Box 1665

                  Brentwood, TN 37024-1665



                  Michael L. Brethower                        Senior Vice President            None

                  2320 North Austin Avenue

                  Georgetown, TX  78626



                  C. Alan Brown                               Regional Vice President          None

 4129 Laclede Avenue

       St. Louis, MO  63108




H               J. Peter Burns                              Vice President                   None



                  Brian C. Casey                              Regional Vice President          None

                  8002 Greentree Road

                  Bethesda, MD 20817



                  Victor C. Cassato                           Senior Vice President            None

                  609 W. Littleton Blvd., Suite 310

                  Littleton, CO  80120



                  Christopher J. Cassin                       Senior Vice President            None

                  111 W. Chicago Avenue, Suite G3

                  Hinsdale, IL 60521



                  Denise M. Cassin                             Vice President                  None

                  1301 Stoney Creek Drive

                  San Ramon, CA 94538



L               Larry P. Clemmensen                         Director                         None



L               Kevin G. Clifford                           Director,  President and
                                                           Co-Chief Executive Officer   None



                  Ruth M. Collier                             Senior Vice President            None

                  145 West 67th St., #12K

                  New York, NY  10023



S               David Coolbaugh                             Assistant Vice President         None



                  Thomas E. Cournoyer                         Vice President                   None

                  2333 Granada Boulevard

                  Coral Gables, FL  33134



                  Douglas A. Critchell                        Senior Vice President            None

                  3521 Rittenhouse Street, N.W.

                  Washington, D.C.  20015



L               Carl D. Cutting                             Vice President                   None



                  Daniel J. Delianedis                        Regional Vice President          None

                  8689 Braxton Drive

                  Eden Prairie, MN 55347



                  Michael A. Dilella                          Vice President                   None

                  P. O. Box 661

                  Ramsey, NJ  07446



                  G. Michael Dill                             Senior Vice President            None
            505 E. Main Street

                  Jenks, OK 74037



                  Kirk D. Dodge                               Senior Vice President            None

                  633 Menlo Avenue, Suite 210

                  Menlo Park, CA 94025



                  Peter J. Doran                              Senior Vice President            None

                  1205 Franklin Avenue

                  Garden City, NY  11530



L               Michael J. Downer                           Secretary                        None



                  Robert W. Durbin                            Vice President                   None

                  74 Sunny Lane

                  Tiffin, OH  44883



I               Lloyd G. Edwards                            Senior Vice President            None



L               Paul H. Fieberg                             Senior Vice President            None



                  John Fodor                                   Vice President                  None

                  15 Latisquama Road

                  Southborough, MA 01772



L               Mark P. Freeman, Jr.                        Director                         None



                  Clyde E. Gardner                            Senior Vice President            None

                  Route 2, Box 3162

                  Osage Beach, MO  65065



B               Evelyn K. Glassford                         Vice President                   None



                  Jeffrey J. Greiner                           Vice President                  None

                  12210 Taylor Road

                  Plain City, OH 43064

L               Paul G. Haaga, Jr.                          Director                         None



B               Mariellen Hamann                            Assistant Vice President         None

                  David E. Harper                             Senior Vice President            None

                  R.D. 1, Box 210, Rte 519

                  Frenchtown, NJ  08825



                  Ronald R. Hulsey                            Vice President                   None

                  6744 Avalon

                  Dallas, TX  75214



                  Robert S. Irish                             Regional Vice President          None

                  1225 Vista Del Mar Drive

                  Delray Beach, FL 33483



L               Robert L. Johansen                          Vice President                   None



                  Michael J. Johnston                         Director                         None

                  630 Fifth Avenue, 36th Floor

                  New York, NY 10111



B               Damien M. Jordan                            Vice President                   None



                  Arthur J. Levine                            Senior Vice President            None

                  12558 Highlands Place

                  Fishers, IN  46038



B               Karl A. Lewis                               Assistant Vice President         None



                  T. Blake Liberty                            Regional Vice President          None

                  5506 East Mineral Lane

                  Littleton, CO 80122



                  Mark Lien                                   Regional Vice President          None

                  5570 Beechwood Terrace

                  West Des Moines, IA 50266



L               Lorin E. Liesy                              Assistant Vice President         None



L               Susan G. Lindgren                           Vice President - Institutional   None

                                                              Investment Services



LW               Robert W. Lovelace                          Director                         Vice President



                  Stephen A. Malbasa                           Vice President                  None

                  13405 Lake Shore Blvd.

                  Cleveland, OH  44110



                  Steven M. Markel                            Senior Vice President            None

                  5241 South Race Street

                  Littleton, CO 80121



L               J. Clifton Massar                           Director, Senior Vice President   None



L               E. Lee McClennahan                          Senior Vice President            None



L               Jamie R. McCrary                            Assistant Vice President         None



S               John V. McLaughlin                          Senior Vice President            None



                  Terry W. McNabb                             Vice President                   None

                  2002 Barrett Station Road

                  St. Louis, MO  63131



L               R. William Melinat                          Vice President - Institutional   None

                                                              Investment Services



                  David R. Murray                              Vice President                  None

                  60 Briant Drive

                  Sudbury, MA 01776



                  Stephen S. Nelson                           Vice President                   None

                  P.O. Box 470528

                  Charlotte, NC  28247-0528



                  William E. Noe                              Regional Vice President          None

                  304 River Oaks Road

                  Brentwood, TN 37027



                  Peter A. Nyhus                              Vice President                   None

                  3084 Wilds Ridge Court

                  Prior Lake, MN 55372



                  Eric P. Olson                               Vice President                   None

                  62 Park Drive

                  Glenview, IL 60025



                  Fredric Phillips                            Senior Vice President            None

                  175 Highland Avenue, 4th Floor

                  Needham, MA 02494



B               Candance D. Pilgrim                         Assistant Vice President         None



                  Carl S. Platou                              Vice President                   None

                  4021 96th Avenue, S.E.

                  Mercer Island, WA 98040



L               John O. Post                                Vice President                   None



S               Richard P. Prior                            Assistant Vice President         None



                  Steven J. Reitman                           Senior Vice President            None

                  212 The Lane

                  Hinsdale, IL  60521



                  Brian A. Roberts                             Vice President                  None

                  11404 Foxhaven Drive

                  Charlotte, NC  28277



                  George S. Ross                              Senior Vice President            None

                  55 Madison Avenue

                  Morristown, NJ  07962



L               Julie D. Roth                               Vice President                   None



L               James F. Rothenberg                         Director                         None

                  Douglas F. Rowe                             Vice President                   None

                  30008 Oakland Hills Drive

                  Georgetown, TX 78628



                  Christopher S. Rowey                        Regional Vice President          None

                  9417 Beverlywood Street

                  Los Angeles, CA 90034



                  Dean B. Rydquist                            Senior Vice President            None

                  1080 Bay Pointe Crossing

                  Alpharetta, GA 30005



                  Richard R. Samson                           Senior Vice President            None

                  4604 Glencoe Avenue, #4

                  Marina del Rey, CA  90292



                  Joseph D. Scarpitti                         Vice President                   None

                  31465 St. Andrews

                  Westlake, OH 44145



L               R. Michael Shanahan                         Director                         None



                  David W. Short                              Director, Chairman of the Board   None

                  1000 RIDC Plaza, Suite 212                  and co-Chief Executive Officer

                  Pittsburgh, PA 15238



                  William P. Simon, Jr.                       Senior Vice President            None

                  912 Castlehill Lane

                  Devon, PA 91333



L               John C. Smith                               Assistant Vice President -
                                                            Institutional Investment Services   None



                  Rodney G. Smith                             Vice President                   None

                  100 N. Central Expressway
            Suite 1214

                  Richardson, TX  75080



                  Tony Soave                                  Regional Vice President          None

                  8831 Morning Mist Drive

                  Clarkston, MI 48348



                  Nicholas D. Spadaccini                      Regional Vice President          None

                  855 Markley Woods Way

                  Cincinnati, OH 45230



L               Kristen J. Spazafumo                        Assistant Vice President         None



                  Daniel S. Spradling                         Senior Vice President            None

                  181 Second Avenue Suite 228

                  San Mateo, CA  94401



B               Max D. Stites                               Vice President                   None



                  Thomas A. Stout                             Regional Vice President          None

                  3919 Whooping Crane Circle
            Virginia Beach, VA 23455





                  Craig R. Strauser                           Vice President                   None

                  3 Dover Way

                  Lake Oswego, OR 97034



                  Francis N. Strazzeri                         Senior Vice President           None

                  31641 Saddletree Drive

                  Westlake Village, CA 91361



L               Drew W. Taylor                              Assistant Vice President         None



S               James P. Toomey                              Vice President                  None



I               Christopher E. Trede                         Vice President                  None



                  George F. Truesdail                         Vice President                   None

                  400 Abbotsford Court

                Charlotte, NC  28270



                  Scott W. Ursin-Smith                        Vice President                   None

                  60 Reedland Woods Way

                  Tiburon, CA 94920



                  Thomas E. Warren                            Regional Vice President          None

                  119 Faubel Street

                  Sarasota, FL  34242



L               J. Kelly Webb                               Senior Vice President, Treasurer   None

                  Gregory J. Weimer                           Vice President                   None

                  206 Hardwood Drive

                  Venetia, PA 15367



B               Timothy W. Weiss                            Director                         None



                  George Wenzel                               Regional Vice President          None

                  3406 Shakespear Drive

                  Troy, MI 48084



                  N. Dexter Williams                          Senior Vice President            None

                  P.O. Box 2200

                  Danville, CA 94526



                  Timothy J. Wilson                           Vice President                   None

                  113 Farmview Place

                  Venetia, PA  15367



B               Laura L. Wimberly                            Vice President                  None



H               Marshall D. Wingo                           Director, Senior Vice President   \None



L               Robert L. Winston                           Director, Senior Vice President   None



                  William R. Yost                             Vice President                   None

                  9320 Overlook Trail

                  Eden Prairie, MN 55347



                  Janet M. Young                              Regional Vice President          None

                  1616 Vermont

                  Houston, TX  77006



                  Scott D. Zambon                             Regional Vice President          None

                  320 Robinson Drive

                  Tustin Ranch, CA 92782


__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, are maintained and kept in the offices of the fund and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the Fund's accounting department, 135 South State College Blvd., Brea, CA 92621 and 5300 Robin Hood Road, Norfolk, VA 23513.

  Records covering shareholder accounts are maintained and kept by the fund's transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92621, 8000 IH-10, Suite 1400, San Antonio, TX 78230, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240 and 5300 Robin Hood Road, Norfolk, VA 23513.

  Records covering portfolio transactions are also maintained and kept by the Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02101.

ITEM 31. MANAGEMENT SERVICES.

  None.

ITEM 32. UNDERTAKINGS.

 (c) As reflected in the prospectus, the fund undertakes to provide each person to whom a prospectus is delivered with a copy of the fund's latest annual report to shareholders, upon request and without charge.



                            SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 29th day of September, 1998.

       The New Economy Fund
        By: /s/ Timothy D. Armour
                Timothy D. Armour, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on September 29, 1998, by the following persons in the capacities indicated.

          SIGNATURE                            TITLE

(1)       Principal Executive Officer:
          /s/ Timothy D. Armour                President
          Timothy D. Armour
(2)       Principal Financial Officer and
          Principal Accounting Officer:
          /s/ Robert P. Simmer                 Treasurer
          Robert P. Simmer
(3)       Trustees:
          Timothy D. Armour                    President and Trustee
          Richard G. Capen, Jr.*               Trustee
          H. Frederick Christie*               Trustee
          Alan W. Clements*                    Trustee
          Alan Greenway*                       Trustee
          William R. Grimsley*                 Chairman and Trustee
          E. Graham Holloway*                  Trustee
          Leonade D. Jones*                    Trustee
          William H. Kling*                    Trustee
          Norman R. Weldon*                    Trustee
          Patricia K. Woolf*                   Trustee

*By  /s/ Chad L. Norton
 Chad L. Norton
 (Attorney-in-Fact)